SHORT-TERM BANK LOAN (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Proceeds from bank borrowing	$ 9,000,000			$ 9,000,000
Pledged deposits				$ 9,900,000